Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from affiliates				$ 14,805,229		$ 14,641,366
Amounts due to related parties				72,910,425		69,493,602
Accrued interest expense				287,028,427		404,937,375
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)		100.00%
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)	100.00%
Related Party
Related Party Transaction [Line Items]
Due from affiliates				14,805,230		14,641,366
Due from Related Parties, Total				207,431,741		206,356,419
Amounts due to related parties				72,910,425		69,493,602
Related Party | Henan Hongguang Olympic Real Estate Co Ltd
Related Party Transaction [Line Items]
Other receivables				85,595,700		84,337,080
Related Party | Guangzhou Huanglong Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Other receivables				27,153,613		26,882,866
Related Party | Xinzheng Meihang Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Other receivables					$ 2,854,538
Due from affiliates				1,047,764		1,032,357
Related Party | Xinzheng Meihang Network Technology Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Related party debt term					3 years
Interest rate (as a percent)					11.50%
Related Party | Madison Developments Limited
Related Party Transaction [Line Items]
Other receivables				3,689,595		480,132
Advances for operational needs				$ 3,689,595
Related Party | Madison Developments Limited | Loans Receivable
Related Party Transaction [Line Items]
Interest rate (as a percent)				15.00%
Accrued interest receivable				$ 624,125
Related Party | Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Other receivables				28,834,616		28,410,626
Related Party | Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Other receivables				23,494,569		27,582,909
Cash consideration		$ 28,836,311
Related Party | Taicang Pengchi's non-controlling interest holders | Loans Receivable
Related Party Transaction [Line Items]
Working capital funds, noncurrent				23,494,569
Related Party | Henan Qingning Apartment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				9,707,534		9,542,023
Related Party | Suzhou Rongjingchen Real Estate Co., Ltd
Related Party Transaction [Line Items]
Other receivables				19,931,382		19,638,306
Related Party | Others
Related Party Transaction [Line Items]
Other receivables				3,927,036		4,383,134
Due from affiliates				2,463,750		2,427,522
Amounts due to related parties				18,519,868		18,276,698
Related Party | Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Due from affiliates				11,293,716		11,181,487
Amounts due to related parties				1,512,945		1,452,578
Cash consideration	$ 15,615,240
Related Party | Suzhou Wanzhuos
Related Party Transaction [Line Items]
Amounts due to related parties				$ 2,666,033		0
Percentage of ownership sold			80.00%
Proceed from equity interest sold			$ 23,687,327
Related Party | Suzhou Wanzhuos | Loans Receivable
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%
Working capital funds, noncurrent				$ 28,834,616
Related Party | Suzhou Wanzhuos | Shareholder Service
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current				2,666,033
Related Party | Suzhou Yefang
Related Party Transaction [Line Items]
Working capital funds, noncurrent				11,293,716
Accrued interest expense				1,452,578
Related Party | Suzhou Kairongchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				$ 40,504,045		$ 40,222,303